UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00810
                                                    ----------

                               Phoenix Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,             John H. Beers, Esq.
Counsel and Secretary for Registrant          Vice President and Counsel
   Phoenix Life Insurance Company           Phoenix Life Insurance Company
         One American Row                          One American Row
       Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX SERIES FUND
GLOSSARY
JULY 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FFCB
Federal Farm Credit Bank

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("FANNIE MAE")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("GINNIE MAE")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Balanced Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

U.S. GOVERNMENT SECURITIES--1.2%

U.S. TREASURY BONDS--1.2%
U.S. Treasury Bond 5.375%, 2/15/31             $       265     $      279,761
U.S. Treasury Bond 4.50%, 2/15/36(n)                10,770         10,069,950
U.S. Treasury Bond 4.75%, 2/15/37(n)                 2,150          2,092,892
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,313,924)                                      12,442,603
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.9%

FHLMC R010-AB 5.50%, 12/15/19                        1,877          1,864,940
FNMA 6%, 5/1/17                                        286            287,691
FNMA 4.50%, 4/1/19                                     514            491,106
FNMA 4.50%, 6/1/19                                   7,552          7,218,026
FNMA 4%, 7/1/19                                         80             74,554
FNMA 4%, 6/1/20                                      1,901          1,765,880
FNMA 5%, 6/1/20                                      5,154          5,004,373
FNMA 5%, 6/1/20                                      1,847          1,793,464
FNMA 5%, 8/1/20                                        116            112,896
FNMA 6%, 12/1/32                                       499            497,629
FNMA 5%, 4/1/34                                      2,666          2,512,615
FNMA 5.50%, 4/1/34                                     945            915,648
FNMA 5%, 5/1/34                                      5,166          4,869,302
FNMA 5.50%, 5/1/34                                   4,888          4,737,883
FNMA 6%, 5/1/34                                      1,041          1,035,032
FNMA 5.50%, 6/1/34                                     360            348,851
FNMA 5.50%, 6/1/34                                   1,801          1,745,339
FNMA 5.50%, 6/1/34                                   3,296          3,194,492
FNMA 5.50%, 7/1/34                                   2,719          2,635,535
FNMA 6%, 7/1/34                                        935            930,037
FNMA 5%, 8/1/34                                        691            651,730
FNMA 5.50%, 9/1/34                                   1,281          1,242,100
FNMA 6%, 10/1/34                                       317            315,557
FNMA 5%, 1/1/35                                      3,183          3,000,331
FNMA 6%, 5/1/35                                        670            665,328
FNMA 5%, 6/1/35                                      2,804          2,637,771
FNMA 5.50%, 6/1/35                                   1,180          1,139,854
FNMA 5.50%, 8/1/35                                   2,237          2,166,139
FNMA 5.50%, 10/1/35                                    925            895,545

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------
FNMA 5%, 11/1/35                               $     9,111     $    8,570,803
FNMA 5.50%, 5/1/36                                   1,045          1,009,905
FNMA 6%, 5/1/36                                        974            965,115
FNMA 6%, 10/1/36                                     1,612          1,598,241
FNMA 5.50%, 1/1/37                                   4,139          3,999,679
FNMA 04-W6, 1A4 5.50%, 7/25/34                       1,831          1,824,646
GNMA 6.50%, 8/15/23                                    111            113,839
GNMA 6.50%, 11/15/23                                   271            276,559
GNMA 6.50%, 11/15/23                                   148            150,805
GNMA 6.50%, 11/15/23                                   842            860,383
GNMA 6.50%, 12/15/23                                   110            111,898
GNMA 6.50%, 12/15/23                                    53             54,265
GNMA 6.50%, 12/15/23                                    98            100,616
GNMA 6.50%, 1/15/24                                    370            377,966
GNMA 6.50%, 1/15/24                                     36             36,773
GNMA 6.50%, 1/15/24                                     11             11,061
GNMA 6.50%, 1/15/24                                    217            221,915
GNMA 6.50%, 1/15/24                                     94             96,482
GNMA 6.50%, 1/15/24                                     76             77,527
GNMA 6.50%, 2/15/24                                    452            461,513
GNMA 6.50%, 2/15/24                                    166            169,418
GNMA 6.50%, 2/15/24                                     46             47,213
GNMA 6.50%, 2/15/24                                     35             35,606
GNMA 6.50%, 3/15/24                                     84             86,054
GNMA 6.50%, 3/15/24                                    274            280,341
GNMA 6.50%, 4/15/24                                    463            473,076
GNMA 6.50%, 4/15/24                                     25             25,763
GNMA 6.50%, 4/15/24                                     74             75,949
GNMA 6.50%, 4/15/24                                     15             15,791
GNMA 6.50%, 5/15/24                                      8              8,349
GNMA 6.50%, 5/15/24                                      4              4,369
GNMA 6.50%, 1/15/26                                    182            186,293
GNMA 6.50%, 1/15/26                                     32             32,508
GNMA 6.50%, 1/15/26                                     90             92,450
GNMA 6.50%, 2/15/26                                     71             72,452
GNMA 6.50%, 3/15/26                                    124            126,764
GNMA 6.50%, 3/15/26                                    134            137,119
GNMA 6.50%, 4/15/26                                     13             13,190

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------
GNMA 6.50%, 4/15/26                            $        36     $       37,142
GNMA 6.50%, 4/15/26                                    172            175,847
GNMA 6.50%, 6/15/28                                     23             23,756
GNMA 6.50%, 6/15/28                                     28             28,222
GNMA 6.50%, 7/15/31                                    251            256,715
GNMA 6.50%, 11/15/31                                    39             39,385
GNMA 6.50%, 2/15/32                                     72             73,813
GNMA 6.50%, 3/15/32                                     51             52,475
GNMA 6.50%, 4/15/32                                     91             93,477
GNMA 6%, 8/15/32                                       895            896,539
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $81,656,423)                                      79,229,715
--------------------------------------------------------------------------------

MUNICIPAL BONDS--2.1%

CALIFORNIA--1.2%
Alameda Corridor Transportation
   Authority Taxable Series C 6.50%,
   10/1/19 (MBIA Insured)                            4,235          4,538,904
Alameda Corridor Transportation
   Authority Taxable Series C 6.60%,
   10/1/29 (MBIA Insured)                            2,750          3,055,992
Alameda Corridor Transportation
   Authority Taxable Subordinate Note
   Series D 6.25%, 10/1/14 (MBIA Insured)              500            526,740
Contra Costa County Pension Obligation
   Taxable 6.10%, 6/1/11 (FSA Insured)                 500            517,675
San Luis Obispo County Pension
   Obligation Taxable Series A 3.94%,
   9/1/12 (MBIA Insured)                               330            312,345
Sonoma County Pension Obligation
   Taxable 6.625%, 6/1/13 (FSA Insured)              3,195          3,330,021
                                                               -----------------
                                                                   12,281,677
                                                               -----------------

COLORADO--0.0%
Denver City & County School District
   No. 1 Pension Obligation Certificate of
   Participation Taxable 6.76%, 12/15/07
   (AMBAC Insured)(l)                                   60             60,335

FLORIDA--0.1%
Miami-Dade County Educational Authority
   Taxable Series C 5.48%, 4/1/16                      650            641,147

MAINE--0.1%
Bangor Pension Obligation Taxable
   Series B 5.94%, 6/1/13 (FGIC Insured)               675            702,533

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson
   County Special Obligation Taxable
   Series A 5%, 6/1/11 (FSA Insured)           $       340     $      338,575

NEW JERSEY--0.1%
Monroe Township Pension Obligation
   Taxable 5%, 8/15/13                                 590            582,743
New Jersey Turnpike Authority Taxable
   Series B 4.252%, 1/1/16 (AMBAC Insured)               6              5,802
New Jersey Turnpike Authority Taxable
   Series B 4.252%, 1/1/16 (AMBAC Insured)             149            140,624
                                                               -----------------
                                                                      729,169
                                                               -----------------

NEW YORK--0.0%
City of Buffalo Taxable Series A 4.71%,
   2/1/13 (AMBAC Insured)                              420            409,882

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
   Taxable Series A 6.50%, 3/1/14 (FGIC
   Insured)                                          1,100          1,169,938
City of Pittsburgh Pension Obligation
   Taxable Series C 6.50%, 3/1/17 (FGIC
   Insured)                                          1,800          1,925,622
Philadelphia School District Taxable
   Series C 4.43%, 7/1/11 (FSA Insured)              1,780          1,736,889
                                                               -----------------
                                                                    4,832,449
                                                               -----------------

TEXAS--0.1%
State  of Texas Taxable Series C 4.70%,
   8/1/09                                              625            623,469
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $20,233,508)                                      20,619,236
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.4%

FHLB 6%, 6/29/22                                     2,030          2,033,301
FHLMC 5.375%, 1/9/14                                 3,050          3,022,388
FHLMC 5.20%, 3/5/19                                  5,275          5,104,486
FHLMC 5.30%, 5/12/20                                 4,175          3,993,262
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,287,150)                                      14,153,437
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.5%

AmeriCredit Automobile Receivables
   Trust 06-BG, A3 5.21%, 10/6/11                    2,100          2,099,105
Associates Manufactured Housing Pass
   Through Certificate 97-2, A6 7.075%,
   3/15/28(c)                                          871            884,801

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------
Bayview Financial Acquisition Trust
   06-A, 1A2 5.483%, 2/28/41(c)                $     3,250     $    3,225,523
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3 5.98%,
   1/15/18                                             789            733,978
Capital One Auto Finance Trust 07-B,
   A3A 5.03%, 4/15/12                                1,100          1,098,031
Carmax Auto Owner Trust 07-2, A3 5.23%,
   12/15/11                                          2,159          2,163,478
DaimlerChrysler Auto Trust 05-A, B
   3.88%, 7/8/11                                     1,200          1,184,586
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31(b)                                1,025          1,043,080
GMAC Mortgage Corp. Loan Trust 07-HE1,
   A2 5.621%, 8/25/37(c)                             1,000            995,997
GS Auto Loan Trust 06-1, A2 5.47%,
   2/15/09                                           2,805          2,805,643
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF4 6.08%, 8/25/36(c)                     1,700          1,708,099
Long Beach Auto Receivables Trust 04-A,
   A2 2.841%, 7/15/10(c)                               513            504,370
Nomura Asset Acceptance Corp. 07-1, 1A2
   5.669%, 3/25/47(c)                                2,005          1,999,987
Renaissance Home Equity Loan Trust
   06-1, AF2 5.533%, 5/25/36(c)                      2,087          2,078,461
Residential Funding Mortgage Securities
   II, Inc. 06-HSA1, A3 5.23%, 2/25/36(c)              190            180,701
Wachovia Auto Loan Owner Trust 06-2A,
   A3 144A 5.23%, 8/22/11(b)                         2,665          2,665,938
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $25,452,029)                                      25,371,778
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.7%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 7.625%, 6/15/12               800            808,000
Rockwell Collins, Inc. 4.75%, 12/1/13                1,000            960,112
                                                               -----------------
                                                                    1,768,112
                                                               -----------------

AIRLINES--0.6%
American Airlines, Inc. 01-1 6.977%, 11/23/22        1,965          1,857,988
Continental Airlines, Inc. 98-1A 6.648%,
   3/15/19                                           1,559          1,570,522
JetBlue Airways Corp. 04-1 9.61%, 3/15/08(c)           186            186,015
JetBlue Airways Corp. 04-2 8.46%, 5/15/10(c)         1,473          1,465,316
United Airlines, Inc. 01-1 6.071%, 9/1/14            1,161          1,166,654
                                                               -----------------
                                                                    6,246,495
                                                               -----------------

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17                    $       221     $      212,006

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc. 6.25%, 6/15/12               525            531,329

AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp. 144A 4.25%,
   3/11/08(b)                                          175            173,829
DaimlerChrysler NA Holding Corp. 6.50%,
   11/15/13                                            425            435,479
                                                               -----------------
                                                                      609,308
                                                               -----------------

AUTOMOTIVE RETAIL--0.1%
Autonation, Inc. 7%, 4/15/14                           830            780,200

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14                           575            550,043
Time Warner Cable, Inc. 144A 5.85%, 5/1/17(b)          435            419,508
                                                               -----------------
                                                                      969,551
                                                               -----------------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17                             540            514,403
Owens Corning, Inc. 6.50%, 12/1/16                     180            178,124
                                                               -----------------
                                                                      692,527
                                                               -----------------

CASINOS & GAMING--0.0%
MGM Mirage, Inc. 8.50%, 9/15/10                         85             86,275

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                     840            824,826

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16(d)             835            822,237

CONSUMER FINANCE--0.8%
Ford Motor Credit Co. LLC 8.625%, 11/1/10              480            466,796
Ford Motor Credit Co. LLC 9.875%, 8/10/11              700            709,421
Ford Motor Credit Co. LLC 9.81%, 4/15/12(c)            175            178,062
Ford Motor Credit Co. LLC 7.80%, 6/1/12                770            733,838
GMAC LLC 6.875%, 9/15/11                               355            330,402
GMAC LLC 6.875%, 8/28/12                               415            382,127
GMAC LLC 6.75%, 12/1/14                                400            360,008
SLM Corp. 4.06%, 2/1/10(c)                           5,550          5,064,153
                                                               -----------------
                                                                    8,224,807
                                                               -----------------

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                      $       900     $      880,006

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A 5.486%,
   12/29/49(b)(c)                                    2,700          2,541,572
Wachovia Corp. 4.875%, 2/15/14                       1,145          1,082,208
                                                               -----------------
                                                                    3,623,780
                                                               -----------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.1%
Equifax, Inc. 6.30%, 7/1/17                            750            756,892
International Lease Finance Corp.
   4.75%, 1/13/12                                      875            848,037
                                                               -----------------
                                                                    1,604,929
                                                               -----------------

DRUG RETAIL--0.1%
CVS Caremark Corp. 5.75%, 6/1/17                       850            813,630

ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc. 5.70%, 6/1/15              3,000          2,893,953
Entergy Gulf States, Inc. 5.25%, 8/1/15                300            281,089
Great River Energy 144A 5.829%, 7/1/17(b)            1,025          1,044,660
Southern Power Co. Series D 4.875%, 7/15/15            885            824,655
                                                               -----------------
                                                                    5,044,357
                                                               -----------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
   4.85%, 11/15/10                                   2,000          1,960,134

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14                     175            165,971

FOOD RETAIL--0.0%
Kroger Co. (The) 6.80%, 12/15/18                       420            428,280

GAS UTILITIES--0.1%
AmeriGas Partners LP 7.25%, 5/20/15                  1,000            940,000

GENERAL MERCHANDISE STORES--0.1%
Target Corp. 5.375%, 5/1/17                          1,095          1,045,721

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A 6%, 6/15/17(b)              560            557,059

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.25%, 11/15/16(b)                      800            796,000

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17                  930            944,205

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                925            929,499

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%,
   6/15/16(n)                                  $       875     $      834,747

HOUSEHOLD PRODUCTS--0.1%
Kimberly-Clark Corp. 6.125%, 8/1/17                    725            730,107
Procter & Gamble Co. 5.55%, 3/5/37                     900            850,116
                                                               -----------------
                                                                    1,580,223
                                                               -----------------

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A 6.55%,
   12/31/11(b)                                       5,000          5,133,155

INTEGRATED OIL & GAS--0.0%
ChevronTexaco Capital Co. 3.375%, 2/15/08              175            173,272

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co. 6.25%, 1/15/13             640            588,000
Embarq Corp. 7.082%, 6/1/16                            635            634,417
Qwest Corp. 7.875%, 9/1/11                             410            418,200
Qwest Corp. 144A 6.50%, 6/1/17(b)                      570            524,400
Verizon Communications, Inc. 4.90%, 9/15/15            720            675,217
                                                               -----------------
                                                                    2,840,234
                                                               -----------------

INVESTMENT BANKING & BROKERAGE--0.2%
Lehman Brothers Holdings, Inc. 6%, 7/19/12           1,250          1,249,904
Merrill Lynch & Co., Inc. 6.11%, 1/29/37               905            816,960
                                                               -----------------
                                                                    2,066,864
                                                               -----------------

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.75%, 1/30/14                   850            800,302

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
   6.75%, 8/15/14                                       25             24,825

METAL & GLASS CONTAINERS--0.0%
Ball Corp. 6.875%, 12/15/12                            220            218,900

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                       685            715,022

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                         840            812,361

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13(n)                525            502,073

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17                            1,040          1,056,436

OFFICE REITs--0.1%
HRPT Properties Trust 5.75%, 11/1/15                   900            881,696

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18(n)           $     1,250     $    1,137,333

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp. 6%, 1/15/37                             1,200          1,147,373
Plains Exploration & Production Co.
   7.75%, 6/15/15                                      415            390,100
                                                               -----------------
                                                                    1,537,473
                                                               -----------------

OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b)        1,000            985,504
Tesoro Corp. 144A 6.50%, 6/1/17(b)                     870            826,500
                                                               -----------------
                                                                    1,812,004
                                                               -----------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Kinder Morgan Finance Co. ULC 5.70%, 1/5/16          2,420          2,151,576
TEPPCO Partners LP 7.625%, 2/15/12                     420            450,160
                                                               -----------------
                                                                    2,601,736
                                                               -----------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
General Electric Capital Corp. 5.375%,
   10/20/16(n)                                       1,200          1,168,134
JPMorgan Chase & Co. 5.25%, 5/1/15                     800            774,354
TIAA Global Markets, Inc. 144A 3.875%,
   1/22/08(b)                                        1,000            992,159
                                                               -----------------
                                                                    2,934,647
                                                               -----------------

PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12                          175            171,699
Tyson Foods, Inc. 6.85%, 4/1/16                        235            238,429
                                                               -----------------
                                                                      410,128
                                                               -----------------

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP 7.875%,
   8/1/09                                              650            622,375
Verso Paper Holdings LLC and Verso
   Paper, Inc. 144A 9.106%, 8/1/14(b)(c)               296            291,560
                                                               -----------------
                                                                      913,935
                                                               -----------------

REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A 5.26%,
   12/29/49(b)(c)                                    1,300          1,251,230
Zions Bancorp 5.65%, 5/15/14                         1,750          1,729,037
                                                               -----------------
                                                                    2,980,267
                                                               -----------------

SPECIALIZED FINANCE--0.1%
CIT Group Holdings, Inc. 5.40%, 1/30/16              1,000            924,752

SPECIALIZED REITs--0.1%
Host Hotels & Resorts L.P. 6.875%, 11/1/14             600            582,000

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

SPECIALIZED REITs--(CONTINUED)
Ventas Realty LP/Ventas Capital Corp.
   6.625%, 10/15/14                            $       195     $      185,250
                                                               -----------------
                                                                      767,250
                                                               -----------------

TOBACCO--0.1%
Reynolds American, Inc. 7.30%, 7/15/15                 950            951,416

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
   5.95%, 3/15/14                                    1,275          1,182,563
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $79,066,378)                                      77,294,858
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.8%

Banc of America Alternative Loan Trust
   06-9, A1 6%, 1/25/37                              3,912          3,895,171
Bear Stearns Adjustable Rate Mortgage
   Trust 05-12, 13A1 5.455%, 2/25/36(c)              2,162          2,125,160
Bear Stearns Commercial Mortgage
   Securities 06-PW12, A4 5.711%,
   9/11/38(c)                                        2,400          2,380,159
Citigroup Mortgage Loan Trust, Inc.
   05-5, 2A3 5%, 7/25/35                             1,713          1,652,959
Citigroup/Deutsche Bank Commercial
   Mortgage Trust 05-CD1, AM 5.225%,
   7/15/44(c)                                        2,240          2,151,147
Citigroup/Deutsche Bank Commercial
   Mortgage Trust 06-CD2, A4 5.362%,
   1/15/46(c)                                        3,120          3,018,322
Countrywide Home Loan Mortgage
   Pass-Through Trust 04-13, 1A1 5.50%,
   8/25/34                                           2,302          2,291,870
Countrywide Home Loan Mortgage
   Pass-Through Trust 07-1, A2 6%, 3/25/37           2,872          2,855,078
Credit Suisse First Boston Mortgage
   Securities Corp. 05-12, 6A1 6%, 1/25/36           3,156          3,102,304
Credit Suisse First Boston Mortgage
   Securities Corp. 97-C2, A3 6.55%, 1/17/35         1,487          1,486,492
Credit Suisse First Boston Mortgage
   Securities Corp. 97-C2, B 6.72%, 1/17/35          9,000          9,014,276
Credit Suisse First Boston Mortgage
   Securities Corp. 98-C1, B 6.59%, 5/17/40          1,000          1,006,895
Credit Suisse First Boston Mortgage
   Securities Corp. 99-C1, A2 7.29%, 9/15/41           317            325,957
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4 5.555%, 2/15/39            5,490          5,366,779
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                2,510          2,457,880

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------
DLJ Commercial Mortgage Corp. 98-CF2,
   A1B 6.24%, 11/12/31                         $     3,795     $    3,811,401
First Horizon Assets Securities, Inc.
   05-AR1, 2A1 5.012%, 4/25/35(c)                    2,333          2,324,096
First Union - Lehman Brothers - Bank of
   America 98-C2, A2 6.56%, 11/18/35                   173            173,616
GE Capital Commercial Mortgage Corp.
   04-C3, A4 5.189%, 7/10/39                           350            338,906
GMAC Mortgage Corp. Loan Trust 05-HE2,
   A3 4.622%, 11/25/35                               1,406          1,393,051
Greenwich Capital Commercial Funding
   Corp. 04-GG1, A7 5.317%, 6/10/36                    500            489,187
GS Mortgage Securities Corp. II 05-GG4,
   AJ 4.782%, 7/10/39                                2,500          2,319,296
GS Mortgage Securities Corp. II 99-C1,
   A2 6.11%, 11/18/30(c)                             3,511          3,518,592
Harborview Net Interest Margin Corp.
   06-12, N1 144A 6.409%, 12/19/36(b)                  413            411,281
IndyMac Index Mortgage Loan Trust
   06-AR25, 3A1 6.378%, 9/25/36(c)                     393            400,430
JPMorgan Chase Commercial Mortgage
   Securities Corp. 01-CIBC, A3 6.26%,
   3/15/33                                           8,003          8,153,919
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3 5.777%, 8/25/36(c)                    1,500          1,494,600
JPMorgan Mortgage Trust 05-S3, 2A2
   5.50%, 1/25/21                                    2,235          2,193,850
Lehman Brothers - UBS Commercial
   Mortgage Trust 04-C4, A2 4.567%,
   6/15/29(c)                                          250            246,778
Lehman Brothers - UBS Commercial
   Mortgage Trust 06-C6, A4 5.372%, 9/15/39          2,105          2,024,852
Lehman Brothers - UBS Commercial
   Mortgage Trust 07-C2, A2 5.303%, 2/15/40          4,150          4,091,825
Lehman Brothers Commercial Conduit
   Mortgage Trust 98-C4, A1B 6.21%, 10/15/35           921            924,882
Lehman XS Net Interest Margin 06-GPM5,
   A1 144A 6.25%, 10/28/46(b)                          187            186,337
MASTR Resecuritization Trust 05-1 144A
   5%, 10/28/34(b)                                   1,240          1,166,050
Merrill Lynch Mortgage Trust 06-C1, AM
   5.659%, 5/12/39(c)                                2,200          2,168,137
Morgan Stanley Capital I 06-T23, A4
   5.81%, 8/12/41(c)                                 2,570          2,569,924
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.30%, 10/12/33                                   1,192          1,236,033

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------
Residential Accredit Loans, Inc.
   06-QA1, A21 5.975%, 1/25/36(c)              $     4,219     $    4,256,812
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A 4.866%, 3/25/35(c)                2,402          2,388,852
Structured Asset Securities Corp.
   03-32, 1A1 5.207%, 11/25/33(c)                    1,874          1,774,365
Structured Asset Securities Corp.
   05-17, 1A6 5.50%, 10/25/35                        2,788          2,592,958
Timberstar Trust 06-1A, A 144A 5.668%,
   10/15/36(b)                                       2,250          2,149,277
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4 5.233%, 7/15/41(c)                       300            293,188
Washington Mutual Mortgage
   Pass-Through-Certificates, Inc. 05-AR3,
   A2 4.637%, 3/25/35(c)                               124            122,085
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1 4.554%, 1/25/35(c)                      1,779          1,759,825
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 3.989%, 12/25/34(c)                    1,733          1,704,416
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1 5.50%, 12/25/35                        4,336          4,152,156
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                             3,633          3,495,858
Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16 4.11%, 6/25/35(c)                   1,065          1,027,725
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3 5%, 10/25/35(c)                      1,137          1,126,942
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A1 4.523%, 4/25/35(c)                    4,222          4,163,151
Wells Fargo Mortgage Backed Securities Trust
   07-AR3, A4 6.072%, 4/25/37(c)                     2,021          2,032,780
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $120,016,733)                                    117,807,882
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.8%

BRAZIL--0.3%
Federative Republic of Brazil 9.25%, 10/22/10          100            109,250
Federative Republic of Brazil 10.50%, 7/14/14          530            659,320
Federative Republic of Brazil 7.875%, 3/7/15         1,520          1,664,400
Federative Republic of Brazil 12.50%, 1/5/22         1,200(f)         769,394
Federative Republic of Brazil 11%, 8/17/40             210            271,793
                                                               -----------------
                                                                    3,474,157
                                                               -----------------

CANADA--0.2%
Commonwealth of Canada 4.25%, 9/1/09                 2,460(g)       2,288,390

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

CHILE--0.1%
Republic of Chile 5.76%, 1/28/08(c)            $       750     $      750,750

GERMANY--0.3%
Federal Republic of Germany 144A 3.25%,
   4/17/09(b)                                        1,893(h)       2,544,599

MEXICO--0.2%
United Mexican States Series MI10
   9.50%, 12/18/14                                  23,550(i)       2,356,887

NORWAY--0.2%
Kingdom of Norway 5.50%, 5/15/09                     8,650(j)       1,493,432

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25               285            383,325
Republic of Philippines 6.375%, 1/15/32                445            417,187
                                                               -----------------
                                                                      800,512
                                                               -----------------

RUSSIA--0.1%
Russian Federation RegS 7.50%,
   3/31/30(c)(e)                                     1,244          1,360,352

SWEDEN--0.1%
Kingdom of Sweden Series 1043 5%,
   1/28/09                                           9,775(k)       1,466,707

TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and Tobago RegS
   9.875%, 10/1/09(e)                                  380            417,050

TURKEY--0.1%
Republic of Turkey 7%, 6/5/20                          590            583,363

UKRAINE--0.1%
Republic of Ukraine, Ministry of
   Finance 144A 6.58%, 11/21/16(b)                     905            880,112
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,865,619)                                      18,416,311
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.1%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13                         900            935,734

AUSTRALIA--0.1%
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A 4.375%, 11/15/10(b)          175            169,493
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A 5.125%, 11/15/14(b)        1,175          1,123,347
                                                               -----------------
                                                                    1,292,840
                                                               -----------------

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

BRAZIL--0.1%
Vale Overseas Ltd. 6.25%, 1/11/16              $       760     $      753,394
Vale Overseas Ltd. 6.25%, 1/23/17                      375            371,197
                                                               -----------------
                                                                    1,124,591
                                                               -----------------

CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14                    570            490,200
European Investment Bank 144A 4.60%,
   1/30/37(b)                                        1,000(g)         867,351
Falconbridge Ltd. 5.50%, 6/15/17                       845            809,326
                                                               -----------------
                                                                    2,166,877
                                                               -----------------

CHILE--0.4%
Banco Santander Chile 144A 5.375%, 12/9/14(b)          875            835,604
Celulosa Arauco y Constitucion S.A 5.625%,
   4/20/15                                           1,300          1,237,447
Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                        1,637          1,652,940
                                                               -----------------
                                                                    3,725,991
                                                               -----------------

GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.08%,
   3/22/12(c)                                        2,750          2,606,450

KAZAKHSTAN--0.1%
Kazkommerts International B.V. 144A 7%,
   11/3/09(b)                                        1,150          1,145,745

MEXICO--0.1%
Pemex Project Funding Master Trust 5.75%,
   12/15/15                                          1,200          1,163,233
Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b)              170            165,750
                                                               -----------------
                                                                    1,328,983
                                                               -----------------

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28                   750            907,500

RUSSIA--0.3%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16(b)                                         440            417,472
Gazprom OAO (Gaz Capital SA) 144A
   6.51%, 3/7/22(b)                                    580            554,654
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A 5.67%, 3/5/14(b)                             1,050          1,021,749
TNK-BP Finance SA RegS 6.125%,
   3/20/12(e)                                        1,000            961,900
                                                               -----------------
                                                                    2,955,775
                                                               -----------------

Phoenix Balanced Fund

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)          $     1,900     $    1,818,838

SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12                 790            784,156

SWITZERLAND--0.0%
Petroplus Finance Ltd. 144A 6.75%,
   5/1/14(b)                                           500            458,750

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
   7.16%, 2/15/12(b)(c)                              1,250          1,262,679

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A
   5.875%, 10/27/16(b)                                 940            926,824

UNITED KINGDOM--0.6%
Diageo Capital plc 5.50%, 9/30/16                      840            817,180
HBOS plc 144A 5.375%, 11/29/49(b)(c)                 3,250          3,166,241
Tate & Lyle International Finance plc
   144A 6.625%, 6/15/16(b)                             900            911,993
Vodafone Group plc 5%, 9/15/15                         475            439,783
Vodafone Group plc 6.15%, 2/27/37                      445            406,961
                                                               -----------------
                                                                    5,742,158
                                                               -----------------

UNITED STATES--0.1%
Merrill Lynch & Co., Inc. 10.71%, 3/8/17               860(f)         470,345
Morgan Stanley 144A 10.09%, 5/3/17(b)                1,250(f)         652,113
                                                               -----------------
                                                                    1,122,458
                                                               -----------------

VENEZUELA--0.1%
Petroleos de Venezuela RegS 5.25%,
   4/12/17(e)                                        1,250            936,250
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $31,994,857)                                      31,242,599
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--1.0%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F 6.86%, 3/31/14(c)          140            134,400

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
   7.605%, 3/13/14(c)                                   65             63,375

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B 10.268%, 12/15/13(c)        1,000            942,500

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. (Letter of Credit) 7.11%,
   12/21/12(c)                                         180            174,600

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

AUTOMOTIVE RETAIL--(CONTINUED)
Hertz Corp. Tranche B 7.11%, 12/21/12(c)       $       999     $      969,030
                                                               -----------------
                                                                    1,143,630
                                                               -----------------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
   Tranche B 7.33%, 3/6/14(c)                          900            857,250

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
   6.86%, 12/22/12(c)                                  545            533,150

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
   Tranche A 7.09%, 3/28/14(c)                         424            407,040
Allied Waste North America, Inc.
   Tranche B 7.09%, 3/28/14(c)                         778            746,878
                                                               -----------------
                                                                    1,153,918
                                                               -----------------

HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc.
   Tranche B 7.11%, 2/28/14(c)                         150            141,770

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
   6.86%, 12/1/12(c)                                   947            918,830

OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche 7.11%,
   7/11/13(c)                                          200            198,500

PAPER PRODUCTS--0.2%
Domtar, Inc. Tranche B 6.723%, 3/7/14(c)               189            178,605
Georgia-Pacific Corp. Tranche B1 7.15%,
   12/20/12(c)                                       1,175          1,104,500
                                                               -----------------
                                                                    1,283,105
                                                               -----------------

PUBLISHING--0.1%
Idearc, Inc. Tranche B 7.36%, 11/17/14(c)            1,225          1,169,875

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche 8.818%,
   2/28/14(c)                                        1,000            962,500
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $9,812,330)                                        9,502,803
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               --------------  -----------------

DOMESTIC COMMON STOCKS--57.4%

AEROSPACE & DEFENSE--2.4%
Boeing Co. (The)                                    17,900          1,851,397
General Dynamics Corp.                              17,400          1,366,944

Phoenix Balanced Fund

                                                   SHARES            VALUE
                                               --------------  -----------------

AEROSPACE & DEFENSE--(CONTINUED)
Honeywell International, Inc.                       65,100     $    3,743,901
Lockheed Martin Corp.                               45,300          4,461,144
Northrop Grumman Corp.                              30,600          2,328,660
Raytheon Co.                                        34,500          1,909,920
United Technologies Corp.                          118,900          8,676,133
                                                               -----------------
                                                                   24,338,099
                                                               -----------------

AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                 10,100            764,772

AIRLINES--0.2%
AMR Corp.(m)                                        40,800          1,006,944
Continental Airlines, Inc. Class B(m)               12,800            403,328
US Airways Group, Inc.(m)                           21,500            666,715
                                                               -----------------
                                                                    2,076,987
                                                               -----------------

APPAREL RETAIL--0.2%
Gap, Inc. (The)                                    106,100          1,824,920

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp.                                            19,000          1,630,010

APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(m)                           65,300            809,720
Intuit, Inc.(m)                                     12,500            358,000
                                                               -----------------
                                                                    1,167,720
                                                               -----------------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Bank of New York Mellon Corp. (The)                 84,363          3,589,625
Federated Investors, Inc. Class B                   33,000          1,188,330
Franklin Resources, Inc.                            19,000          2,420,030
Northern Trust Corp.                                40,900          2,554,614
State Street Corp.                                  34,700          2,325,941
                                                               -----------------
                                                                   12,078,540
                                                               -----------------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(m)                                       66,100          2,219,638

AUTOMOBILE MANUFACTURERS--0.0%
General Motors Corp.                                10,900            353,160

BIOTECHNOLOGY--0.5%
Amgen, Inc.(m)                                      13,800            741,612
Biogen Idec, Inc.(m)                                35,000          1,978,900
Cephalon, Inc.(m)                                    6,500            488,410
OSI Pharmaceuticals, Inc.(m)                        68,500          2,208,440
                                                               -----------------
                                                                    5,417,362
                                                               -----------------

BREWERS--0.2%
Anheuser-Busch Cos., Inc.                           36,400          1,775,228

                                                   SHARES            VALUE
                                               --------------  -----------------

BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B                                  134,800     $    4,275,856

BUILDING PRODUCTS--0.2%
Masco Corp.                                         61,000          1,659,810

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                   70,400          1,503,040
USEC, Inc.(m)                                       28,200            473,478
                                                               -----------------
                                                                    1,976,518
                                                               -----------------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                         48,600          2,053,836

COMMUNICATIONS EQUIPMENT--1.4%
Avaya, Inc.(m)                                      57,400            949,396
Cisco Systems, Inc.(m)                             392,400         11,344,284
Harris Corp.                                        19,600          1,075,648
InterDigital, Inc.(m)                               16,800            469,560
Motorola, Inc.                                      30,800            523,292
                                                               -----------------
                                                                   14,362,180
                                                               -----------------

COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                                201,600          9,279,648
International Business Machines Corp.              123,900         13,709,535
Sun Microsystems, Inc.(m)                           99,700            508,470
                                                               -----------------
                                                                   23,497,653
                                                               -----------------

COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(m)                                        47,900            886,629
Emulex Corp.(m)                                     60,500          1,197,900
Lexmark International, Inc. Class A(m)              17,500            691,950
                                                               -----------------
                                                                    2,776,479
                                                               -----------------

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.2%
PACCAR, Inc.                                         7,500            613,650
Toro Co. (The)                                      25,700          1,444,854
                                                               -----------------
                                                                    2,058,504
                                                               -----------------

CONSUMER FINANCE--0.5%
American Express Co.                                74,400          4,355,376
AmeriCredit Corp.(m)                                28,400            577,656
                                                               -----------------
                                                                    4,933,032
                                                               -----------------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc.                     58,000          2,692,360
CheckFree Corp.(m)                                  22,000            810,480
Computer Sciences Corp.(m)                           9,500            528,960
Electronic Data Systems Corp.                       89,500          2,415,605
Fiserv, Inc.(m)                                     50,800          2,510,536
                                                               -----------------
                                                                    8,957,941
                                                               ----------------

Phoenix Balanced Fund

                                                   SHARES            VALUE
                                               --------------  -----------------

DEPARTMENT STORES--0.6%
Macy's, Inc.                                        64,300     $    2,319,301
Penney (J.C.) Co., Inc.                             57,800          3,932,712
                                                               -----------------
                                                                    6,252,013
                                                               -----------------

DIVERSIFIED BANKS--1.5%
Comerica, Inc.                                      23,800          1,253,308
Wachovia Corp.                                     131,800          6,222,278
Wells Fargo & Co.                                  213,500          7,209,895
                                                               -----------------
                                                                   14,685,481
                                                               -----------------

DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The)                              49,300          2,143,564
PPG Industries, Inc.                                 7,400            564,398
                                                               -----------------
                                                                    2,707,962
                                                               -----------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.2%
Dun & Bradstreet Corp.                              16,800          1,642,368

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.                               107,100          5,041,197

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(m)                       38,600          1,472,590
Vishay Intertechnology, Inc.(m)                     45,700            708,807
                                                               -----------------
                                                                    2,181,397
                                                               -----------------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(m)                            17,500            396,900

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(m)                           20,300            497,959

FOOD RETAIL--0.2%
Kroger Co. (The)                                    67,700          1,757,492

FOOTWEAR--0.3%
Nike, Inc. Class B                                  56,600          3,195,070

GAS UTILITIES--0.1%
WGL Holdings, Inc.                                  45,000          1,347,300

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(m)                                   41,500          1,073,190
Family Dollar Stores, Inc.                          39,700          1,175,914
                                                               -----------------
                                                                    2,249,104
                                                               -----------------

HEALTH CARE DISTRIBUTORS--0.7%
Cardinal Health, Inc.                               57,200          3,759,756
McKesson Corp.                                      60,500          3,494,480
                                                               -----------------
                                                                    7,254,236
                                                               -----------------

                                                   SHARES            VALUE
                                               --------------  -----------------

HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc.                          58,900     $    3,098,140

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(m)                     16,800          1,365,336

HOME IMPROVEMENT RETAIL--0.5%
Sherwin-Williams Co. (The)                          65,800          4,585,602

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                 21,100          1,167,463
Whirlpool Corp.                                      9,500            970,045
                                                               -----------------
                                                                    2,137,508
                                                               -----------------

HOUSEHOLD PRODUCTS--0.9%
Clorox Co. (The)                                    54,500          3,295,070
Colgate-Palmolive Co.                               13,300            877,800
Kimberly-Clark Corp.                                41,200          2,771,524
Procter & Gamble Co. (The)                          27,400          1,694,964
                                                               -----------------
                                                                    8,639,358
                                                               -----------------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                             87,500          2,314,375

HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc.                              129,600          5,955,120

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.3%
Constellation Energy Group, Inc.                    36,900          3,092,220

INDUSTRIAL CONGLOMERATES--1.6%
3M Co.                                              13,800          1,227,096
General Electric Co.                               250,500          9,709,380
Tyco International Ltd.                            106,925          5,056,483
                                                               -----------------
                                                                   15,992,959
                                                               -----------------

INDUSTRIAL MACHINERY--0.8%
Dover Corp.                                         13,300            678,300
Eaton Corp.                                         51,000          4,956,180
Gardner Denver, Inc.(m)                             18,600            773,574
Parker-Hannifin Corp.                               19,100          1,884,788
                                                               -----------------
                                                                    8,292,842
                                                               -----------------

INSURANCE BROKERS--0.1%
AON Corp.                                           26,200          1,049,048

INTEGRATED OIL & GAS--5.3%
Chevron Corp.                                       92,500          7,886,550
ConocoPhillips                                      32,300          2,611,132
Exxon Mobil Corp.                                  347,900         29,616,727
Marathon Oil Corp.                                  33,400          1,843,680

Phoenix Balanced Fund

                                                   SHARES            VALUE
                                               --------------  -----------------

INTEGRATED OIL & GAS--(CONTINUED)
Occidental Petroleum Corp.                         190,100     $   10,782,472
                                                               -----------------
                                                                   52,740,561
                                                               -----------------

INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                         360,527         14,118,247
Citizens Communications Co.                        143,400          2,069,262
Qwest Communications International, Inc.(m)        282,900          2,413,137
Verizon Communications, Inc.                       198,000          8,438,760
                                                               -----------------
                                                                   27,039,406
                                                               -----------------

INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(m)                             38,000          1,092,120

INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(m)                                       80,600          2,611,440

INVESTMENT BANKING & BROKERAGE--0.9%
Investment Technology Group, Inc.(m)                 8,800            351,648
Merrill Lynch & Co., Inc.                           89,700          6,655,740
Morgan Stanley                                      36,600          2,337,642
                                                               -----------------
                                                                    9,345,030
                                                               -----------------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                        19,100            535,182
Mattel, Inc.                                        30,300            694,173
                                                               -----------------
                                                                    1,229,355
                                                               -----------------

LIFE & HEALTH INSURANCE--2.2%
AFLAC, Inc.                                         45,600          2,376,672
Lincoln National Corp.                              58,900          3,552,848
MetLife, Inc.                                      128,000          7,708,160
Principal Financial Group, Inc. (The)               50,800          2,864,612
Prudential Financial, Inc.                          50,600          4,484,678
StanCorp Financial Group, Inc.                       8,500            399,160
Unum Group                                          18,300            444,690
                                                               -----------------
                                                                   21,830,820
                                                               -----------------

MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                         70,500          3,388,935
CIGNA Corp.                                         45,800          2,365,112
Coventry Health Care, Inc.(m)                       10,400            580,424
UnitedHealth Group, Inc.                            97,600          4,726,768
WellPoint, Inc.(m)                                  45,600          3,425,472
                                                               -----------------
                                                                   14,486,711
                                                               -----------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                9,700            556,004

MOVIES & ENTERTAINMENT--1.3%
Time Warner, Inc.                                  140,900          2,713,734

                                                   SHARES            VALUE
                                               --------------  -----------------

MOVIES & ENTERTAINMENT--(CONTINUED)
Viacom, Inc. Class B(m)                             93,300     $    3,573,390
Walt Disney Co. (The)                              199,600          6,586,800
                                                               -----------------
                                                                   12,873,924
                                                               -----------------

MULTI-LINE INSURANCE--0.8%
American International Group, Inc.                 116,300          7,464,134
Hartford Financial Services Group, Inc. (The)        6,900            633,903
                                                               -----------------
                                                                    8,098,037
                                                               -----------------

MULTI-UTILITIES--0.1%
Public Service Enterprise Group, Inc.                7,300            628,895

OFFICE ELECTRONICS--0.1%
Xerox Corp.(m)                                      66,300          1,157,598

OFFICE REITs--0.3%
Brandywine Realty Trust                            106,300          2,563,956

OIL & GAS DRILLING--0.2%
ENSCO International, Inc.                           10,200            622,914
Grey Wolf, Inc.(m)                                 134,800            998,868
                                                               -----------------
                                                                    1,621,782
                                                               -----------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Global Industries Ltd.(m)                           58,300          1,509,970
Halliburton Co.                                     97,900          3,526,358
National Oilwell Varco, Inc.(m)                     29,800          3,579,278
Tidewater, Inc.                                     27,600          1,888,392
                                                               -----------------
                                                                   10,503,998
                                                               -----------------

OIL & GAS REFINING & MARKETING--0.3%
Holly Corp.                                         28,200          1,900,398
Valero Energy Corp.                                 19,500          1,306,695
                                                               -----------------
                                                                    3,207,093
                                                               -----------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp.                              360,100         17,075,942
Citigroup, Inc.                                    168,900          7,865,673
JPMorgan Chase & Co.                               255,000         11,222,550
                                                               -----------------
                                                                   36,164,165
                                                               -----------------

PACKAGED FOODS & MEATS--0.9%
Campbell Soup Co.                                   53,200          1,959,356
ConAgra Foods, Inc.                                 80,800          2,048,280
General Mills, Inc.                                 46,400          2,580,768
Heinz (H.J.) Co.                                    50,300          2,201,128
                                                               -----------------
                                                                    8,789,532
                                                               -----------------

PERSONAL PRODUCTS--0.1%
NBTY, Inc.(m)                                       29,500          1,284,430

Phoenix Balanced Fund

                                                   SHARES            VALUE
                                               --------------  -----------------

PHARMACEUTICALS--3.1%
Endo Pharmaceuticals Holdings, Inc.(m)              31,800     $    1,081,518
Forest Laboratories, Inc.(m)                        50,600          2,034,120
Johnson & Johnson                                  199,100         12,045,550
Merck & Co., Inc.                                   70,800          3,515,220
Pfizer, Inc.                                       445,300         10,469,003
Sepracor, Inc.(m)                                   22,200            624,486
Wyeth                                               30,900          1,499,268
                                                               -----------------
                                                                   31,269,165
                                                               -----------------

PROPERTY & CASUALTY INSURANCE--1.5%
Allstate Corp. (The)                               122,200          6,494,930
Chubb Corp. (The)                                   22,400          1,129,184
Philadelphia Consolidated Holding Co.(m)            10,100            365,014
Progressive Corp. (The)                             57,600          1,208,448
Travelers Cos., Inc. (The)                         106,500          5,408,070
                                                               -----------------
                                                                   14,605,646
                                                               -----------------

RAILROADS--0.4%
Burlington Northern Santa Fe Corp.                  25,200          2,069,928
Norfolk Southern Corp.                              27,100          1,457,438
                                                               -----------------
                                                                    3,527,366
                                                               -----------------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                19,900            955,598
KeyCorp                                             47,100          1,633,899
SunTrust Banks, Inc.                                 9,300            728,190
Synovus Financial Corp.                             24,100            673,836
                                                               -----------------
                                                                    3,991,523
                                                               -----------------

RESIDENTIAL REITs--0.1%
Archstone-Smith Trust                               14,700            843,927

RESTAURANTS--0.9%
McDonald's Corp.                                   138,500          6,629,995
Yum! Brands, Inc.                                   88,400          2,832,336
                                                               -----------------
                                                                    9,462,331
                                                               -----------------

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.                             78,900          1,738,956
KLA-Tencor Corp.                                     8,800            499,752
Lam Research Corp.(m)                               17,000            983,280
Novellus Systems, Inc.(m)                           49,900          1,423,148
                                                               -----------------
                                                                    4,645,136
                                                               -----------------

SEMICONDUCTORS--1.3%
Amkor Technology, Inc.(m)                           59,000            729,240
Atmel Corp.(m)                                      95,000            512,050
Integrated Device Technology, Inc.(m)               83,200          1,353,664
Intel Corp.                                        137,000          3,235,940

                                                   SHARES            VALUE
                                               --------------  -----------------

SEMICONDUCTORS--(CONTINUED)
International Rectifier Corp.(m)                    16,200     $      594,702
NVIDIA Corp.(m)                                     43,900          2,008,864
ON Semiconductor Corp.(m)                           63,500            750,570
Texas Instruments, Inc.                            114,000          4,011,660
                                                               -----------------
                                                                   13,196,690
                                                               -----------------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                 85,900          4,476,249
Pepsi Bottling Group, Inc. (The)                    74,800          2,502,808
                                                               -----------------
                                                                    6,979,057
                                                               -----------------

SPECIALIZED REITs--0.1%
FelCor Lodging Trust, Inc.                          56,200          1,234,152

SPECIALTY CHEMICALS--0.1%
Fuller (H.B.) Co.                                   30,700            848,241

STEEL--0.4%
AK Steel Holding Corp.(m)                           23,200            927,304
Chaparral Steel Co.                                 10,600            890,824
Nucor Corp.                                         24,100          1,209,820
United States Steel Corp.                            6,000            589,740
                                                               -----------------
                                                                    3,617,688
                                                               -----------------

SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(m)                               33,700            967,864
McAfee, Inc.(m)                                     14,500            519,970
Microsoft Corp.                                    560,100         16,237,299
Oracle Corp.(m)                                    291,400          5,571,568
Symantec Corp.(m)                                  150,800          2,895,360
                                                               -----------------
                                                                   26,192,061
                                                               -----------------

TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(m)                           8,800            336,336

TOBACCO--0.6%
Altria Group, Inc.                                  16,800          1,116,696
Loews Corp. - Carolina Group                        55,000          4,168,450
Universal Corp.                                     11,600            640,436
                                                               -----------------
                                                                    5,925,582
                                                               -----------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                157,200          3,227,316
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $470,890,163)                                    573,656,306
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.3%

INDUSTRIAL MACHINERY--0.2%
Ingersoll-Rand Co. Ltd. Class A
   (United States)                                  27,400          1,378,768

Phoenix Balanced Fund

                                                   SHARES            VALUE
                                               --------------  -----------------

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)             14,200     $    1,105,612
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,287,637)                                        2,484,380
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $885,876,751)                                    982,221,908
                                                               -----------------

SHORT-TERM INVESTMENTS--3.8%

MONEY MARKET MUTUAL FUNDS--2.2%
State Street Navigator Prime Plus
   (5.37% seven-day effective yield)(o)         21,299,866         21,299,866

                                                 PAR VALUE
                                                   (000)             VALUE
                                               --------------  -----------------

COMMERCIAL PAPER(p)--1.6%
Lockhart Funding LLC 5.38%, 8/1/07             $     3,915     $    3,915,000
Old Line Funding LLC 5.32%, 8/2/07                   4,470          4,469,339
Merrill Lynch & Co., Inc. 5.28%, 8/3/07              4,000          3,998,827
CIT Group, Inc. 5.30%, 8/20/07                       3,145          3,136,203
George Street Finance LLC 5.28%, 8/20/07               645            643,202
                                                               -----------------
                                                                   16,162,571
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $37,462,437)                                       37,462,437
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $923,339,188)                                  1,019,684,345(a)

Other assets and liabilities, net--(2.0)%                         (19,731,145)
                                                               -----------------
NET ASSETS--100.0%                                             $  999,953,200
                                                               =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $114,491,138 and gross depreciation of $19,419,521 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $924,612,728.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $46,193,233 or 4.6% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Brazilian Real.

(g)   Par value represents Canadian Dollar.

(h)   Par value represents Euro.

(i)   Par value represents Mexican Peso.

(j)   Par value represents Norwegian Krone.

(k)   Par value represents Swedish Krona.

(l)   Escrowed to maturity.

(m)   Non-income producing.

(n)   All or a portion of security is on loan.

(o) Represents security purchased with cash collateral received for securities on loan.

(p)   The rate shown is the discount rate.

Phoenix Capital Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  ------------  ----------------

DOMESTIC COMMON STOCKS--97.9%

AEROSPACE & DEFENSE--3.4%
Lockheed Martin Corp.                                   78,450  $   7,725,756
Rockwell Collins, Inc.(d)                              112,800      7,749,360
United Technologies Corp.(d)                            14,000      1,021,580
                                                                ----------------
                                                                   16,496,696
                                                                ----------------

AIRLINES--1.5%
Continental Airlines, Inc. Class B(b)(d)               236,950      7,466,295

APPAREL RETAIL--1.0%
American Eagle Outfitters, Inc.(d)                     199,100      4,830,166

APPLICATION SOFTWARE--0.7%
Adobe Systems, Inc.(b)(d)                               19,400        781,626
Autodesk, Inc.(b)(d)                                    65,300      2,766,761
                                                                ----------------
                                                                    3,548,387
                                                                ----------------

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Affiliated Managers Group, Inc.(b)(d)                   95,550     10,797,150

BIOTECHNOLOGY--2.1%
Genzyme Corp.(b)(d)                                     18,200      1,147,874
Gilead Sciences, Inc.(b)(d)                            247,500      9,214,425
                                                                ----------------
                                                                   10,362,299
                                                                ----------------

COMMODITY CHEMICALS--1.7%
Celanese Corp. Series A(d)                             219,900      8,246,250

COMMUNICATIONS EQUIPMENT--3.9%
Cisco Systems, Inc.(b)(d)                              596,298     17,238,975
Corning, Inc.                                           37,700        898,768
QUALCOMM, Inc.                                          18,300        762,195
                                                                ----------------
                                                                   18,899,938
                                                                ----------------

COMPUTER HARDWARE--6.4%
Apple, Inc.(b)                                          96,650     12,734,604
Dell, Inc.(b)                                          251,800      7,042,846
Hewlett-Packard Co.                                    172,950      7,960,888
International Business Machines Corp.(d)                31,850      3,524,203
                                                                ----------------
                                                                   31,262,541
                                                                ----------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Deere & Co.(d)                                           8,900      1,071,738

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Convergys Corp.(b)                                     131,950      2,513,648

                                                     SHARES          VALUE
                                                  ------------  ----------------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Electronic Data Systems Corp.(d)                       329,550  $   8,894,554
MasterCard, Inc. Class A(d)                              6,800      1,093,440
                                                                ----------------
                                                                   12,501,642
                                                                ----------------

DEPARTMENT STORES--1.0%
Macy's, Inc.(d)                                        139,550      5,033,569

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.8%
Equifax, Inc.(d)                                        92,100      3,726,366

DIVERSIFIED METALS & MINING--3.4%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)(c)(d)                                   175,900     16,531,082

DRUG RETAIL--0.2%
Walgreen Co.(d)                                         17,700        781,986

ENVIRONMENTAL & FACILITIES SERVICES--1.9%
Allied Waste Industries, Inc.(b)(d)                    728,850      9,380,299

FOOD RETAIL--0.6%
Kroger Co. (The)(d)                                    112,500      2,920,500

GENERAL MERCHANDISE STORES--0.2%
Target Corp.(d)                                         15,500        938,835

HEALTH CARE EQUIPMENT--1.1%
Baxter International, Inc.(d)                           86,300      4,539,380
Medtronic, Inc.(d)                                      16,500        836,055
                                                                ----------------
                                                                    5,375,435
                                                                ----------------

HEALTH CARE SERVICES--1.2%
Laboratory Corp. of America Holdings(b)(d)              76,750      5,667,988

HOUSEHOLD PRODUCTS--3.1%
Clorox Co. (The)                                        66,050      3,993,383
Colgate-Palmolive Co.                                  102,450      6,761,700
Energizer Holdings, Inc.(b)(d)                          43,200      4,358,880
                                                                ----------------
                                                                   15,113,963
                                                                ----------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.0%
AES Corp. (The)(b)(d)                                  152,850      3,003,502
NRG Energy, Inc.(b)(d)                                 175,900      6,780,945
                                                                ----------------
                                                                    9,784,447
                                                                ----------------

INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.(d)                                136,050      5,273,298

Phoenix Capital Growth Fund

                                                     SHARES          VALUE
                                                  ------------  ----------------

INTEGRATED OIL & GAS--3.8%
Exxon Mobil Corp.(d)                                    84,650  $   7,206,254
Marathon Oil Corp.                                     203,600     11,238,720
                                                                ----------------
                                                                   18,444,974
                                                                ----------------

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
Citizens Communications Co.(d)                         530,400      7,653,672

INTERNET SOFTWARE & SERVICES--0.1%
eBay, Inc.(b)(d)                                        23,000        745,200

INVESTMENT BANKING & BROKERAGE--2.0%
Charles Schwab Corp. (The)(d)                          449,050      9,039,376
Merrill Lynch & Co., Inc.(d)                             8,100        601,020
                                                                ----------------
                                                                    9,640,396
                                                                ----------------

LIFE SCIENCES TOOLS & SERVICES--0.7%
Waters Corp.(b)                                         58,100      3,384,906

MANAGED HEALTH CARE--2.8%
Aetna, Inc.(d)                                          65,300      3,138,971
UnitedHealth Group, Inc.(d)                             63,700      3,084,991
WellCare Health Plans, Inc.(b)(d)                       74,600      7,553,996
                                                                ----------------
                                                                   13,777,958
                                                                ----------------

METAL & GLASS CONTAINERS--1.4%
Owens-Illinois, Inc.(b)                                172,400      6,892,552

MOVIES & ENTERTAINMENT--5.9%
Marvel Entertainment, Inc.(b)(d)                       229,300      5,555,939
Regal Entertainment Group Class A(d)                   439,350      9,397,696
Walt Disney Co. (The)(d)                               410,170     13,535,610
                                                                ----------------
                                                                   28,489,245
                                                                ----------------

OIL & GAS EQUIPMENT & SERVICES--3.5%
Global Industries Ltd.(b)(d)                           224,850      5,823,615
National Oilwell Varco, Inc.(b)(d)                      70,300      8,443,733
Tidewater, Inc.(d)                                      39,900      2,729,958
                                                                ----------------
                                                                   16,997,306
                                                                ----------------

OIL & GAS REFINING & MARKETING--1.9%
Frontier Oil Corp.(d)                                  128,100      4,961,313
Valero Energy Corp.(d)                                  61,350      4,111,064
                                                                ----------------
                                                                    9,072,377
                                                                ----------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.(d)                                      10,800        502,956

PACKAGED FOODS & MEATS--1.3%
Campbell Soup Co.(d)                                   169,350      6,237,161

PHARMACEUTICALS--6.8%
Abbott Laboratories(d)                                  14,700        745,143

                                                     SHARES          VALUE
                                                  ------------  ----------------

PHARMACEUTICALS--(CONTINUED)
Johnson & Johnson(d)                                    13,200  $     798,600
Merck & Co., Inc.(d)                                   204,350     10,145,977
Mylan Laboratories, Inc.(d)                            461,000      7,389,830
Schering-Plough Corp.(d)                               154,850      4,419,419
Watson Pharmaceuticals, Inc.(b)(d)                     293,500      8,928,270
Wyeth(d)                                                17,800        863,656
                                                                ----------------
                                                                   33,290,895
                                                                ----------------

PROPERTY & CASUALTY INSURANCE--1.5%
Berkley (W.R.) Corp.(d)                                241,250      7,097,575

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
CB Richard Ellis Group, Inc. Class A(b)(d)             150,100      5,241,492

RESTAURANTS--1.0%
Yum! Brands, Inc.(d)                                   147,900      4,738,716

SEMICONDUCTOR EQUIPMENT--6.4%
Applied Materials, Inc.(d)                             775,050     17,082,102
Lam Research Corp.(b)(d)                                95,950      5,549,748
Novellus Systems, Inc.(b)(d)                            94,400      2,692,288
Teradyne, Inc.(b)(d)                                   362,600      5,689,194
                                                                ----------------
                                                                   31,013,332
                                                                ----------------

SEMICONDUCTORS--2.9%
Broadcom Corp. Class A(b)(d)                            25,700        843,217
Intel Corp.(d)                                         353,050      8,339,041
NVIDIA Corp.(b)(d)                                      69,850      3,196,336
Texas Instruments, Inc.(d)                              31,500      1,108,485
Xilinx, Inc.(d)                                         21,600        540,000
                                                                ----------------
                                                                   14,027,079
                                                                ----------------

SOFT DRINKS--2.2%
Pepsi Bottling Group, Inc. (The)(d)                    287,100      9,606,366
PepsiCo, Inc.                                           13,700        898,994
                                                                ----------------
                                                                   10,505,360
                                                                ----------------

SPECIALTY STORES--0.1%
Staples, Inc.(d)                                        32,000        736,640

SYSTEMS SOFTWARE--6.3%
Microsoft Corp.(d)                                     508,550     14,742,864
Oracle Corp.(b)(d)                                     823,900     15,752,968
                                                                ----------------
                                                                   30,495,832
                                                                ----------------

TOBACCO--0.8%
UST, Inc.(d)                                            76,750      4,109,963

WIRELESS TELECOMMUNICATION SERVICES--1.4%
Sprint Nextel Corp.(d)                                 331,750      6,810,828

Phoenix Capital Growth Fund

                                                     SHARES          VALUE
                                                  ------------  ----------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $407,067,127)                                    475,917,285
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $407,067,127)                                    475,917,285
                                                                ----------------

SHORT-TERM INVESTMENTS--25.3%

MONEY MARKET MUTUAL FUNDS--23.6%
State Street Navigator Prime Plus
   (5.37% seven-day effective yield)(e)            114,580,136  $ 114,580,136

                                                   PAR VALUE
                                                     (000)           VALUE
                                                  ------------  ----------------

COMMERCIAL PAPER(f)--1.7%
Lockhart Funding LLC 5.28%, 8/1/07                $      4,625  $   4,625,000
Lockhart Funding LLC 5.31%, 8/8/07                       2,300      2,297,625
Old Line Funding LLC 5.27%, 8/24/07                        370        368,754
Private Export Funding Corp. 5.35%, 8/2/07               1,000        999,852
                                                                ----------------
                                                                    8,291,231
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $122,871,367)                                    122,871,367
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--123.2%
(IDENTIFIED COST $529,938,494)                                    598,788,652(a)

Other assets and liabilities, net--(23.2)%                       (112,749,319)
                                                                ----------------
NET ASSETS--100.0%                                              $ 486,039,333
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $76,918,554 and gross depreciation of $10,487,448 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $532,357,546.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

Phoenix Mid-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  -----------   ----------------

DOMESTIC COMMON STOCKS--88.8%

AIRLINES--2.0%
AMR Corp.(b)(d)                                        50,600   $   1,248,808
Continental Airlines, Inc. Class B(b)(d)               41,600       1,310,816
                                                                ----------------
                                                                    2,559,624
                                                                ----------------

APPAREL RETAIL--1.5%
AnnTaylor Stores Corp.(b)(d)                           59,400       1,866,348

APPLICATION SOFTWARE--0.7%
BEA Systems, Inc.(b)                                   71,600         886,408

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Affiliated Managers Group, Inc.(b)(d)                   5,100         576,300

AUTO PARTS & EQUIPMENT--1.1%
TRW Automotive Holdings Corp.(b)(d)                    42,300       1,390,401

BROADCASTING & CABLE TV--4.5%
EchoStar Communications Corp. Class A(b)(d)            42,500       1,797,325
Liberty Global, Inc. Class A(b)(d)                     92,200       3,865,946
                                                                ----------------
                                                                    5,663,271
                                                                ----------------

COAL & CONSUMABLE FUELS--1.3%
Foundation Coal Holdings, Inc.(d)                      45,000       1,568,250

COMMODITY CHEMICALS--2.1%
Celanese Corp. Series A(d)                             69,100       2,591,250

CONSTRUCTION & ENGINEERING--1.7%
Granite Construction, Inc.(d)                          32,000       2,079,680

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b)(d)                                       19,500         749,385

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Electronic Data Systems Corp.(d)                      122,000       3,292,780

DEPARTMENT STORES--2.3%
Nordstrom, Inc.(d)                                     13,420         638,524
Penney (J.C.) Co., Inc.(d)                             33,700       2,292,948
                                                                ----------------
                                                                    2,931,472
                                                                ----------------

DIVERSIFIED CHEMICALS--1.2%
FMC Corp.                                              16,900       1,506,297

DIVERSIFIED METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)(c)(d)                                   12,000       1,127,760

                                                     SHARES          VALUE
                                                  -----------   ----------------

DIVERSIFIED REITs--1.1%
Colonial Properties Trust                              41,500   $   1,435,485

ELECTRIC UTILITIES--2.2%
Allegheny Energy, Inc.(b)(d)                           35,900       1,875,057
Sierra Pacific Resources(b)                            52,500         834,225
                                                                ----------------
                                                                    2,709,282
                                                                ----------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.8%
Cooper Industries Ltd. Class A(d)                      45,600       2,413,152
Thomas & Betts Corp.(b)                                17,500       1,081,500
                                                                ----------------
                                                                    3,494,652
                                                                ----------------

ENVIRONMENTAL & FACILITIES SERVICES--3.4%
Covanta Holding Corp.(b)(d)                            50,200       1,138,536
Republic Services, Inc.                                99,600       3,182,220
                                                                ----------------
                                                                    4,320,756
                                                                ----------------

FOOD RETAIL--3.1%
Kroger Co. (The)(d)                                   148,400       3,852,464

GAS UTILITIES--2.0%
Energen Corp.(d)                                       22,700       1,201,057
ONEOK, Inc.                                            25,000       1,268,750
                                                                ----------------
                                                                    2,469,807
                                                                ----------------

HEALTH CARE EQUIPMENT--3.7%
Dade Behring Holdings, Inc.(d)                         61,700       4,618,245

HOTELS, RESORTS & CRUISE LINES--0.5%
Starwood Hotels & Resorts Worldwide, Inc.(d)            9,300         585,528

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.9%
AES Corp. (The)(b)(d)                                 183,000       3,595,950

INDUSTRIAL CONGLOMERATES--3.1%
Teleflex, Inc.                                         51,400       3,928,502

INDUSTRIAL MACHINERY--1.0%
Parker-Hannifin Corp.(d)                               12,500       1,233,500

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co.(d)                        101,400       1,463,202

INTERNET SOFTWARE & SERVICES--0.7%
VeriSign, Inc.(b)(d)                                   30,400         902,576

IT CONSULTING & OTHER SERVICES--1.0%
Acxiom Corp.(d)                                        49,700       1,250,452

Phoenix Mid-Cap Growth Fund

                                                     SHARES          VALUE
                                                  -----------   ----------------

LEISURE PRODUCTS--0.7%
Hasbro, Inc.(d)                                        32,600   $     913,452

LIFE & HEALTH INSURANCE--2.3%
Nationwide Financial Services, Inc. Class A(d)         23,600       1,343,076
Principal Financial Group, Inc. (The)                  27,300       1,539,447
                                                                ----------------
                                                                    2,882,523
                                                                ----------------

MANAGED HEALTH CARE--3.3%
CIGNA Corp.(d)                                         25,500       1,316,820
Coventry Health Care, Inc.(b)(d)                       51,000       2,846,310
                                                                ----------------
                                                                    4,163,130
                                                                ----------------

METAL & GLASS CONTAINERS--0.5%
Crown Holdings, Inc.(b)                                26,800         658,208

MOVIES & ENTERTAINMENT--0.3%
Warner Music Group Corp.(d)                            26,700         330,813

OFFICE ELECTRONICS--2.5%
Xerox Corp.(b)(d)                                     181,400       3,167,244

OIL & GAS DRILLING--2.4%
Unit Corp.(b)(d)                                       55,400       3,050,324

OIL & GAS EQUIPMENT & SERVICES--1.0%
SEACOR Holdings, Inc.(b)(d)                            14,400       1,255,968

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Noble Energy, Inc.(d)                                  67,300       4,114,722
Plains Exploration & Production Co.(b)(d)              19,900         859,879
                                                                ----------------
                                                                    4,974,601
                                                                ----------------

OIL & GAS REFINING & MARKETING--0.6%
Holly Corp.(d)                                         10,400         700,856

PACKAGED FOODS & MEATS--1.6%
Dean Foods Co.(d)                                      68,000       1,956,360

PAPER PACKAGING--1.6%
Sonoco Products Co.(d)                                 55,900       2,049,853

PHARMACEUTICALS--2.5%
Endo Pharmaceuticals Holdings, Inc.(b)(d)              92,600       3,149,326

PROPERTY & CASUALTY INSURANCE--0.6%
Alleghany Corp.(b)(d)                                   1,800         756,000

PUBLISHING--0.5%
Donnelley (R.H.) Corp.(b)                              10,300         644,059

RESTAURANTS--1.2%
Brinker International, Inc.(d)                         53,850       1,450,719

SEMICONDUCTORS--2.9%
Amkor Technology, Inc.(b)(d)                           45,200         558,672

                                                     SHARES          VALUE
                                                  -----------   ----------------

SEMICONDUCTORS--(CONTINUED)
Intersil Corp. Class A(d)                              26,800   $     783,900
National Semiconductor Corp.(d)                        88,400       2,297,516
                                                                ----------------
                                                                    3,640,088
                                                                ----------------

SPECIALIZED CONSUMER SERVICES--0.9%
Service Corp. International(d)                         93,500       1,133,220

SPECIALTY CHEMICALS--1.0%
Albemarle Corp.(d)                                     15,600         627,588
Nalco Holding Co.(d)                                   25,900         596,736
                                                                ----------------
                                                                    1,224,324
                                                                ----------------

SPECIALTY STORES--1.4%
Office Depot, Inc.(b)                                  71,600       1,787,136

STEEL--1.5%
Nucor Corp.(d)                                         26,400       1,325,280
United States Steel Corp.                               6,100         599,569
                                                                ----------------
                                                                    1,924,849
                                                                ----------------

SYSTEMS SOFTWARE--1.8%
Novell, Inc.(b)(d)                                    333,700       2,239,127

TOBACCO--0.6%
Universal Corp.                                        14,100         778,461

WIRELESS TELECOMMUNICATION SERVICES--1.4%
Telephone & Data Systems, Inc.                         26,000       1,726,400
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $102,683,630)                                    111,206,668
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.5%

IT CONSULTING & OTHER SERVICES--2.5%
Accenture Ltd. Class A (United States)(d)              74,200       3,126,046

PHARMACEUTICALS--0.5%
Shire Pharmaceuticals Group plc ADR
   (United Kingdom)(d)                                  9,300         686,247

PROPERTY & CASUALTY INSURANCE--0.6%
Aspen Insurance Holdings Ltd. (United States)(d)       30,000         733,500

SEMICONDUCTORS--5.9%
Infineon Technologies AG Sponsored ADR
   (Germany)(b)(d)                                    236,600       3,873,142
STMicroelectronics NV (United States)                 201,900       3,464,604
                                                                ----------------
                                                                    7,337,746
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,843,148)                                      11,883,539
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $113,526,778)                                    123,090,207
                                                                ----------------

Phoenix Mid-Cap Growth Fund

                                                     SHARES          VALUE
                                                  -----------   ----------------

SHORT-TERM INVESTMENTS--25.5%

MONEY MARKET MUTUAL FUNDS--24.0%
State Street Navigator Prime Plus
   (5.37% seven-day effective yield)(e)            30,103,290   $  30,103,290

                                                   PAR VALUE
                                                     (000)           VALUE
                                                  -----------   ----------------

COMMERCIAL PAPER(f)--1.5%
Ciesco LLC 5.35%, 8/1/07                          $     1,875   $   1,875,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,978,290)                                      31,978,290
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--123.8%
(IDENTIFIED COST $145,505,068)                                    155,068,497(a)

Other assets and liabilities, net--(23.8)%                        (29,774,892)
                                                                ----------------
NET ASSETS--100.0%                                              $ 125,293,605
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,987,130 and gross depreciation of $6,425,065 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $145,506,432.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

D. FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

          Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

          A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

          At July 31, 2007, the Balanced Fund had entered into forward currency contracts as follows:

                                                                                               Net
                                   In                                                          Unrealized
         Contract to               Exchange               Settlement                           Appreciation
         Receive                   For                    Date               Value             (Depreciation)
         -------                   ---                    ----               -----             --------------

      JPY 114,705,405           USD 966,889               8/8/07            $969,750             $2,861

      JPY Japanese Yen      USD United States Dollar

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

          Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

G. SECURITY LENDING

          Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the "Custodian"). Under the terns of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities (as determined under the terms of agreement with the Custodian). Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

H. LOAN AGREEMENTS

          Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

     all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

I. REIT investments

          Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

          Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. At July 31, 2007, the Capital Growth Fund held securities issued by various companies in the Information Technology sector comprising 30% of the total net assets of the Fund.

          High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.